CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Formation and operational costs	$ 707,592	$ 543,179	$ 282,671	$ 3,594,967
Loss from operations	(707,592)	(543,179)	(282,671)	(3,594,967)
Other income(expenses):
Interest earned on investments held in Trust Account	75,280	15,819	1,970	922,644
Interest expenses - Bridge Note	(133,138)			(125,980)
Change in fair value of Bridge Note - Bifurcated Derivative	34,758			(86,307)
Change in fair value of PIPE Forward Contract Derivative	(1,163,950)			(170,666)
Total other (expense) income, net	(1,187,050)	15,819	1,970	539,691
Loss before provision for income taxes	(1,894,642)	(527,360)	(280,701)	(3,055,276)
Provision for income taxes				(187,225)
Net loss	$ (1,894,642)	$ (527,360)	$ (280,701)	$ (3,242,501)
Weighted average shares outstanding, non-redeemable common stock, basic	4,168,567	14,932,000	3,981,054	12,741,219
Weighted average shares outstanding, non-redeemable common stock, diluted	4,168,567	14,932,000	3,981,054	12,741,219
Basic net loss per share	$ (0.45)	$ (0.04)	$ (0.07)	$ (0.25)
Net loss per share, non-redeemable common stock, diluted	$ (0.45)	$ (0.04)	$ (0.07)	$ (0.25)